                                      N-14
                                Initial Statement

      As filed with the Securities and Exchange Commission on June 29, 2001

                     Registration Nos. 33-65170 and 811-7822

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]

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                        AMERICAN CENTURY INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 33-65170 and 811-7822) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

August ______, 2001

Dear American Century Premium Capital Reserve or Premium Government Reserve
Shareholder:

      I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, November 16, 2001. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

      As a shareholder of either American Century Premium Capital Reserve Fund
("Capital Reserve") or American Century Premium Government Reserve Fund
("Government Reserve"), you are being asked to approve the combination of your fund with the American Century Premium Money Market Fund.

      The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.
Investors can select one, general-purpose money market fund rather than decide between two substantially similar funds.

      Second, management believes it will be more efficient to have the funds'
portfolio management team focus on a single, larger portfolio of assets than to continue managing two very similar, smaller portfolios.

      The Board of Directors of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

      Please don't put these materials aside thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE
TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR
PROXY CARD TODAY. If you have any questions or need any help in voting your shares, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

     To more efficiently handle this proxy solicitation, we have hired Alamo
Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ensure that you do not have questions or concerns about the voting process and to assist you with your vote.

      Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

                                 Sincerely,

                                 /s/ William M. Lyons
                                 William M. Lyons
                                 President

                   IMPORTANT INFORMATION YOU SHOULD CONSIDER

      The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting.
PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

Q. What is the purpose of the upcoming meeting?

A. Your Board of Directors has recommended combining Capital Reserve and
Government Reserve with a new fund called Premium Money Market. This combination requires approval of the shareholders of Capital Reserve and the shareholders of
Government Reserve. The Special Meeting will be held on Friday, November 16,
2001 at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street,
Kansas City, Missouri. Shareholders of record as of the close of business on
August 10, 2001 are eligible to vote.

Q. Why is the reorganization being proposed?

A. The reorganization seeks to improve operational and investment management efficiencies by combining funds with similar investment objectives and portfolio securities, and substantially similar investment policies, approaches and procedures. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between two smaller funds.  Combining these funds will also help eliminate customer confusion regarding which money market fund to choose.

Q. How will the reorganization be accomplished?

A. Shareholders of Capital Reserve and shareholders of Government Reserve are being asked to approve the combination of their respective fund with Premium
Money Market pursuant to the Agreement and Plan of Reorganization described on page __. The reorganization will take the form of a transfer of assets by
Capital Reserve and Government Reserve in exchange for shares of Premium Money
Market. Capital Reserve and Government Reserve will then make a liquidating distribution to their respective  shareholders of the Premium Money Market shares received in the exchange.

Q. What will shareholders get if the reorganization is approved?

A. As a result of the liquidating distribution, you will receive shares of
Premium Money Market in an amount equal to the value of your Capital Reserve or
Government Reserve shares on the date the combination takes place (probably
December 3, 2001).  The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization.  However, because the net asset value (price per share) of
Premium Money Market may be different from the net asset value of Capital
Reserve or Government Reserve, you may receive a different number of shares in
Premium Money Market than you have in Capital Reserve or Government Reserve.

Q. Why did the Board of Directors approve the reorganization?

A. After reviewing many factors, your Board of Directors unanimously determined that the reorganization was in the best interests of both Capital Reserve and
Government Reserve and their respective shareholders. Some of the factors considered include:

      * Operational and investment management efficiencies

      * Streamlining investment options to eliminate customer confusion

      * Combining funds with substantially similar investment objectives, policies, approaches and procedures and similar portfolio securities

Q. Will the exchange of Capital Reserve and Government Reserve shares for shares of Premium Money Market cause shareholders to realize income or capital gains for tax purposes?

A. No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes.  Your tax basis and holding period for your shares will be unchanged.

Q. How does the total expense ratio of Premium Money Market compare to that of
Capital Reserve and Government Reserve?

A. The total expense ratios of the funds are substantially the same.

Q. Is Premium Money Market riskier than Capital Reserve?

A. No. Both funds are money market funds that seek to earn the highest level of current income while preserving the value of your investment. Both funds invest in very short-term U.S. government securities and high-quality, cash-equivalent securities issued by banks, governments and corporations.  Both funds operate pursuant to Rule 2a-7 under the Investment Company Act, which provides regulatory guidelines on quality and maturity for the funds' investments.  Under the rule, the funds (a) are permitted to buy only U.S. dollar-denominated obligations with remaining maturities of 397 days or less; (b) maintain a dollar-weighted average portfolio maturity of 90 days or less; and (c) restrict their investments to high-quality obligations that present minimal credit risks.
Because of these fundamental similarities, Premium Money Market is no riskier than Capital Reserve.

Q. Is Premium Money Market riskier than Government Reserve?

A. Slightly. Both funds are money market funds that seek to earn the highest level of current income while preserving the value of your investment. Both funds invest in very short-term U.S. government securities, but Premium Money
Market is also permitted to invest in high-quality, cash-equivalent securities issued by banks, governments and corporations.  Although Premium Money Market is permitted to invest in a broader spectrum of securities, both funds operate pursuant to Rule 2a-7 under the Investment Company Act, which provides regulatory guidelines on quality and maturity for the funds' investments.  Under the rule, the funds (a) are permitted to buy only U.S. dollar-denominated obligations with remaining maturities of 397 days or less; (b) maintain a dollar-weighted average portfolio maturity of 90 days or less; and (c) restrict their investments to high-quality obligations that present minimal credit risks.
Because of these fundamental similarities, Premium Money Market is only slightly riskier than Capital Reserve.

Q. If shareholders send their proxies in now as requested, can they change their vote later?

A. Yes! A proxy can be revoked at any time by writing to us, or by sending us another proxy, or by attending the meeting and voting in person. EVEN IF YOU
PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT YOU RETURN THE
ENCLOSED PROXY. DOING SO WILL HELP US ACHIEVE A QUORUM FOR THE MEETING.

Q. How do shareholders vote their shares?

A. We've made it easy for you. You can vote online, by mail or by fax. To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote online, access the website listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by fax, send your fax to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your Board of Directors and vote it "FOR" the reorganization. You also may vote in person at the meeting on Friday, November 16, 2001.

Q. When and how will the combination take place?

A. Subject to receiving shareholder approval, the reorganization is scheduled to take place on December 3, 2001. After the funds have calculated the value of their assets and liabilities on November 30, 2001, Capital Reserve and
Government Reserve will transfer their assets and liabilities to Premium Money
Market in exchange for the appropriate number of Premium Money Market shares.
Capital Reserve and Government Reserve will then make liquidating distributions of the Premium Money Market shares pro rata to their respective shareholders according to the value of each shareholder's account immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF
THIS REORGANIZATION.

Q. Will the reorganization affect the management team of Capital Reserve?

A. American Century Investment Management, Inc., the investment manager for
Capital Reserve, will manage the assets of Premium Money Market after the reorganization. Beth Bunnell Hunter, Portfolio Manager, will lead the investment management team that will manage Premium Money Market after the reorganization.
Ms. Hunter also leads the team that manages Government Reserve.

Q. Will the reorganization affect the management team of Government Reserve?

A. American Century Investment Management, Inc., the investment manager for
Government Reserve, will manage the assets of Premium Money Market after the reorganization. Beth Bunnell Hunter, Portfolio Manager, will lead the investment management team that will manage Premium Money Market after the reorganization.
Ms. Hunter also leads the team that manages Government Reserve.

Q. How will the distribution, purchase and redemption procedures and exchange rights change as a result of the reorganization?

A. They won't. Premium Money Market has the same distribution, purchase and exchange policies and procedures as Capital Reserve and Government Reserve.

Q. Where can shareholders get more information about the funds?

A. A copy of the Premium Money Market Prospectus accompanies this proxy statement. In addition, the Manager's Discussion and Analysis of Fund
Performance portion of Capital Reserve's most recent Annual Report to
Shareholders is included in this document as Appendix II. We have included this discussion from the Capital Reserve Annual Report because Premium Money Market will inherit the performance information of Capital Reserve in the reorganization. If you would like a copy of the Capital Reserve or Government
Reserve Prospectus or the funds' Statements of Additional Information or most recent annual or semiannual reports, please call one of our Investor Services
Representatives at 1-800-331-8331.

                     AMERICAN CENTURY PREMIUM RESERVES, INC.

                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 (800) 331-8331

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     To be held on Friday, November 16, 2001

To American Century Premium Capital Reserve and Premium Government Reserve
Shareholders:

      NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Premium Capital Reserve Fund ("Capital Reserve") and the
American Century Premium Government Reserve Fund ("Government Reserve"), both portfolios of American Century Premium Reserves, Inc. will be held at American
Century Tower I, 4500 Main Street, Kansas City, Missouri on Friday, November 16,
2001 at 10:00 a.m. (Central time) for the following purposes:

           ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

      (a)  the transfer of substantially all of the assets and liabilities of
           Capital Reserve and Government Reserve to the American Century
           Premium Money Market Fund, an investment portfolio of American
           Century Investment Trust ("Premium Money Market") in exchange for shares in Premium Money Market; and

      (b) the distribution of Premium Money Market's shares to the shareholders of Capital Reserve and Government Reserve according to their interests.

           ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

      The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy
Statement.

      Shareholders of record as of the close of business on August 10, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

      Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Directors of
American Century Premium Reserves, Inc. Please return your proxy card even if you are planning to attend the Special Meeting. This is important to ensure a quorum at the Special Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation, a subsequently executed proxy, or by attending the meeting and voting in person.

                                 /s/David C. Tucker
                                 David C. Tucker
                                 Senior Vice President

                                  ________________, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                                       of
                    AMERICAN CENTURY PREMIUM RESERVES, INC.

                             _______________________ 2001

      This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of American Century Premium
Reserves, Inc. on behalf of its Premium Capital Reserve Fund ("Capital Reserve")
and Premium Government Reserve Fund ("Government Reserve"), in connection with a
Special Meeting of Shareholders to be held on Friday, November 16, 2001.

      At the Special Meeting, shareholders of Capital Reserve and Government
Reserve are being asked to approve the combination of their respective fund into the American Century Premium Money Market Fund, a series of American Century
Investment Trust ("Premium Money Market").

      The funds are similarly managed, diversified, open-end mutual funds that invest in a similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and
Exchange Commission.

      This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the
Premium Money Market shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information about Premium Money
Market, dated August 20, 2001, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of
Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331, or writing to us at American Century Investments, 4500 Main
Street, P. O. Box 419200, Kansas City, Missouri 64141-6200.

      The principal executive offices of Capital Reserve, Government Reserve, and Premium Money Market are located at American Century Investments, 4500 Main
Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-331-8331.

      The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext.
5004.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

      No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Capital Reserve, Government Reserve, Premium Money
Market, or anyone affiliated with American Century Investments.

      PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS
MEETING ONLY AND IS NOT A SHAREHOLDER SEMINAR.

                               TABLE OF CONTENTS

IMPORTANT INFORMATION YOU SHOULD CONSIDER.....................................
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS.........................
RISK FACTORS..................................................................
TRANSACTION AND OPERATING EXPENSE INFORMATION.................................
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION.........................
      Summary of Plan of Reorganization.......................................
      Description of the Securities of Premium Money Market...................
      Reasons Supporting the Reorganization...................................
      Federal Income Tax Consequences.........................................
      Capitalization..........................................................
INFORMATION ABOUT THE FUNDS...................................................
      Premium Money Market
      Capital Reserve
      Government Reserve......................................................
      Fundamental Investment Restrictions.....................................
INFORMATION RELATING TO VOTING MATTERS........................................
      General Information.....................................................
      Voting and Revocation of Proxies........................................
      Record Date.............................................................
      Quorum..................................................................
      Shareholder Vote Required...............................................
      Cost of Proxy Solicitation..............................................
      Certain Shareholders....................................................
      Appraisal Rights........................................................
      Annual Meetings.........................................................
ADDITIONAL INFORMATION........................................................
LITIGATION....................................................................
FINANCIAL STATEMENTS..........................................................
OTHER BUSINESS................................................................
SHAREHOLDER INQUIRIES.........................................................
MANAGEMENT'S DISCUSSION

                       COMPARISON OF CERTAIN INFORMATION
                              REGARDING THE FUNDS

      The following chart is provided to show a comparison of certain key attributes of Capital Reserve and Government Reserve with Premium Money Market.
For additional information about the funds, see the section titled "Information
About the Funds" starting at page ___ below.

                          Premium Money Market            Government Reserve               Capital Reserve
Type of Fund              Money Market Fund               Same as Premium Money Market     Same as Premium Money Market

Investment Objective      Seeks to earn the highest       Same as Premium Money Market     Same as Premium Money Market
                          level of current income
                          while preserving the value
                          of your investment

Investment Policies       Invests in high-quality,        Invests in very short-term       Invests in high-quality,
                          cash-equivalent securities      U.S. government securities       cash-equivalent securities
                          including direct obligations    including direct obligations     including direct obligations
                          of the U.S. government and      of the U.S. government and       of the U.S. government and
                          its agencies and                its agencies and                 its agencies and
                          instrumentalities, as well      instrumentalities.               instrumentalities, as well
                          as short-term bank and                                           as short-term bank and
                          corporate obligations that                                       corporate obligations that
                          are payable in U.S. dollars.                                     are payable in U.S. dollars.

Weighted Average
   Portfolio Maturity     397 days or less                Same as Premium Money Market     Same as Premium Money Market

Credit Quality            High-quality                    Same as Premium Money Market     Same as Premium Money Market

Investor Class Total
   Expense Ratio          0.45%                           0.45%                            0.46%

Distribution Policy       Distributions from net          Same as Premium Money Market     Same as Premium Money Market
                          income and capital gains
                          are declared daily and paid
                          on the last business day of
                          each month.

Purchases and             See pages 9-12 of               Same as Premium Money Market     Same as Premium Money Market
   Exchange               accompanying Prospectus

Redemption Policies       See page 9-12 of                Same as Premium Money Market     Same as Premium Money Market
                          accompanying Prospectus

Investment Advisor        American Century Investment     ACIM                             ACIM
                          Management, Inc. ("ACIM")

Transfer Agent            American Century Services       ACSC                             ACSC
                          Corporation ("ACSC")

Distributor               American Century Investment     ACIS                             ACIS
                          Services, Inc. ("ACIS")

Custodians                J.P. Morgan Chase and Co.       Same as Premium Money Market     Same as Premium Money Market
                          and Commerce Bank, N.A.

Independent Auditors      PricewaterhouseCoopers, LLP     Deloitte & Touche LLP            Deloitte & Touche LLP

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

      The exchange of Capital Reserve and Government Reserve shares for Premium
Money Market shares in the reorganization will be tax-free to shareholders of
Capital Reserve, Government Reserve and Premium Money Market. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of the funds for federal income tax purposes. A shareholder's aggregate tax basis and holding period for Premium Money Market shares received in the reorganization will be identical to the aggregate tax basis and holding period for the Capital Reserve or Government Reserve shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page of _______ this Combined Prospectus/Proxy Statement.

RISK FACTORS

      Each of the funds is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.  Each fund invests in very short-term U.S. government securities, and Capital Reserve and Premium Money Market also invest in high-quality, cash-equivalent securities issued by banks, governments and corporations.  Each of the funds operates pursuant to Rule 2a-7 under the Investment Company Act, which provides regulatory guidelines on quality and maturity for the funds' investments. Under the rule, the funds (a) are permitted to buy only U.S. dollar-denominated obligations with remaining maturities of 397 days or less; (b) maintain a dollar-weighted average portfolio maturity of 90 days or less; and (c) restrict their investments to high-quality obligations that present minimal credit risks.
Because of these similarities, the funds have similar risks. Because very short-term U.S. government securities and other cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than funds that invest in longer-term or lower-quality securities.

TRANSACTION AND OPERATING EXPENSE INFORMATION

      The information below compares various shareholder transaction and annual fund operating expenses of Capital Reserve and Government Reserve as of their most recent fiscal year end (March 31, 2001) with Premium Money Market Fund.
After the reorganization, the expense levels of the surviving fund will be the same as those shown for Premium Money Market.

Annual Operating Expenses (expenses that are deducted from fund assets)

                             Management     Distribution and        Other         Total Annual Fund
                             Fee            Service (12b-1) Fees    Expenses(1)   Operating Expenses
Premium Government Reserve   0.45%          None                    0.00%         0.45%
Premium Capital Reserve      0.45%          None                    0.01%         0.46%

(1) Other expenses include the fees and expenses of the funds' independent directors and their legal counsel, as well as interest and insurance.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                             1 year       3 years       5 years       10 years
Premium Government Reserve   $46          $144          $252          $566
Premium Capital Reserve      $47          $148          $257          $579

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

             ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

      Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization between the funds. Consummation of the reorganization is contingent upon approval by the shareholders of both Capital Reserve and Government Reserve. The following is a brief summary of some of the important terms of that Agreement.

      EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on November 30, 2001, but before (or as of) the opening of business on December 3, 2001. However, the Agreement gives the officers of the funds the flexibility to choose another date.

      EXCHANGE OF ASSETS. After the close of business on November 30, 2001, the funds will determine the value of their assets and liabilities in the same manner as described on page 13 in the enclosed Premium Money Market Prospectus.
The assets and liabilities of Capital Reserve will then be transferred to
Premium Money Market in exchange for that number of full and fractional shares
(rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange. The assets and liabilities of Government Reserve will also be transferred to Premium Money
Market in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

      LIQUIDATING DISTRIBUTIONS AND TERMINATION OF CAPITAL RESERVE AND
GOVERNMENT RESERVE. Immediately after the exchange of their assets for the
Premium Money Market shares, Capital Reserve and Government Reserve will distribute pro rata all of the shares received in the exchange to their respective shareholders of record at the Effective Time. All of the outstanding shares of Capital Reserve and Government Reserve will be redeemed and canceled and their stock books closed. As a result, Capital Reserve and Government
Reserve shareholders will become shareholders of Premium Money Market.

      SHAREHOLDER APPROVAL. Consummation of the reorganization requires and is contingent upon approval of Capital Reserve shareholders and Government Reserve shareholders.

      REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Capital Reserve and Government Reserve to Premium Money
Market concerning Capital Reserve's and Government Reserve's respective formation and existence under applicable state law, each fund's power to consummate the reorganization, each fund's qualification as a "regulated investment company" under applicable tax law, the registration of each fund's shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the
Effective Time.

      CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions to closing the reorganization include (i) that Capital Reserve and Government Reserve shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page __ below under the caption "Federal Income Tax Consequences,"
and (iv) such other matters as are customary in a reorganization of this type.

      TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of a failure by another fund to meet one of its conditions to closing, or by mutual consent.

      GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Premium Money Market.

DESCRIPTION OF THE SECURITIES OF PREMIUM MONEY MARKET

      Premium Money Market is a series of shares offered by American Century
Investment Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

      American Century Investment Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a Board of
Directors. The function of a Board of Trustees is the same as the function of a
Board of Directors.

      Like Capital Reserve and Government Reserve, Premium Money Market
currently offers one class of shares, the Investor Class, although it may offer additional classes in the future. The Investor Class of shares of Premium Money
Market have no up-front charges, commissions or 12b-1 fees.

      Your Board of Directors believes there are no material differences between the rights of a Capital Reserve or Government Reserve shareholder and the rights of a Premium Money Market shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

      Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

      Unless required by the Investment Company Act of 1940, it is not necessary for Premium Money Market to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

      The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of no-load funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

      As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes and has advised the Board of Trustees that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of no-load ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American Century family of funds. Consolidation plans are proposed for other American Century funds that have not gathered enough assets to cooperate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

      ACIM recommended to the Board of Directors that, among other reasons, because the current market demand for money market funds is generally weak and
Capital Reserve and Government Reserve are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of Directors recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed.
The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of
Directors reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the
Reorganization. The Board of Directors also noted that the same portfolio management team manages both funds. During the course of its deliberations, the
Board of Directors noted that the expenses of the Reorganization will be borne by ACIM.

      The Board of Directors concluded that the Reorganization is in the best interests of the shareholders of Capital Reserve and Government Reserve, and that no dilution of value would result to the shareholders of the funds from the
Reorganization. The Board of Directors, including those who are not "interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of Capital Reserve and the shareholders of Government Reserve vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE
FOR THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

      Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Capital Reserve, Government Reserve, or
Premium Money Market, (ii) your basis in the Premium Money Market shares that you receive will be the same in the aggregate as your basis in the Capital
Reserve or Government Reserve shares held by you immediately prior to the reorganization, and (iii) your holding period for the Premium Money Market shares will include your holding period for your Capital Reserve or Government
Reserve shares.

      We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude them from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning the potential tax consequences.

      The Agreement and Plan of Reorganization provides that Capital Reserve and
Government Reserve will declare and pay dividends prior to the reorganization which, together with all previous dividends, are intended to have the effect of distributing to the Capital Reserve and Government Reserve shareholders, respectively, all undistributed ordinary income and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences for Capital Reserve or Government Reserve. The distributions generally will be taxable to shareholders to the extent ordinary income and capital gains distributions are taxable to such shareholders.

CAPITALIZATION
March 31, 2001
                            Premium              Premium           Premium Money Market
                        Capital Reserve     Government Reserve      Pro Forma Combined
                       ----------------     ------------------     --------------------
Investor Class
  Net Assets             $526,794,021          $98,222,429             $625,016,450
  Shares Outstanding      526,790,454           98,209,443              624,999,897
  Net Asset Value Share         $1.00                $1.00                    $1.00

                          INFORMATION ABOUT THE FUNDS

      Complete information about Premium Money Market, Capital Reserve, and
Government Reserve is contained in their Prospectuses. The Premium Money Market
Prospectus is included with this Prospectus/Proxy Statement. A copy of the
Capital Reserve and Government Reserve Prospectus may be obtained at no charge by calling us at 1-800-331-8331. The content of the Prospectuses is incorporated into this document by reference. Below is a list of types of information about the funds and the pages in the Prospectuses where the information can be found.

INFORMATION ABOUT                        THE CAN BE FOUND ON THE
FOLLOWING ITEMS                          FOLLOWING PAGES
--------------------------------------   --------------------------------

                          Capital        Government        Premium
                          Reserve        Reserve           Money Market
                          Investor       Investor          Investor
                          Class          Class             Class

An Overview of the Funds  2              2                 2

Fees and Expenses         4              4                 3

Objectives, Strategies
   and Risks              5-6            5-6               4

Management                9-10           9-10              7-8

Investing with
   American Century       11-14          11-14             9-12

Share Price and
   Distributions          15             15                13

Taxes                     17-18          17-18             14-15

Multiple Class
   Information            N/A            N/A               N/A

Financial Highlights      19, 21         19, 20            N/A

FUNDAMENTAL INVESTMENT POLICIES

      Fundamental investment policies contained in the Premium Money Market
Statement of Additional Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

      This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Capital Reserve and Government Reserve. Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American
Century Investment Management, Inc. has hired Alamo Direct to act as proxy solicitor for the reorganization. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

VOTING AND REVOCATION OF PROXIES

      The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online, by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Directors and vote "FOR" the reorganization.

      Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

      Only Capital Reserve and Government Reserve shareholders of record at the close of business on August 10, 2001 will be entitled to vote at the meeting.
The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on July 20, 2001 is:

         Capital Reserve    Government Reserve

      Because the record date is August 10, 2001, the total number of votes at the meeting may be different.

QUORUM

      A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
33 1/3% of the outstanding shares of Capital Reserve and 33 1/3% of the outstanding shares of Government Reserve entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

      The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of both Capital Reserve and Government
Reserve present at the meeting in person or by proxy in accordance with the provisions of their Articles of Incorporation and the requirements of the
Investment Company Act of 1940. The term "majority of the outstanding shares"
means more than 50% of each fund's outstanding shares present at the meeting in person or by proxy.

      In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of
Reorganization.

      Approval of the reorganization by shareholders of Premium Money Market is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

      The cost of the proxy solicitation and shareholder meeting will be borne by American Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

      The following tables list, as of July 20, 2001, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Capital Reserve, Government
Reserve, or Premium Money Market. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of the funds on July 20, 2001. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

SHAREHOLDER NAME         NUMBER OF         PERCENT OF      PERCENT OWNED
AND ADDRESS              SHARES OWNED      OWNERSHIP       AFTER REORGANIZATION

------------------------ ----------------  -------------   --------------------

------------------------ ----------------  -------------   --------------------

------------------------ ----------------  -------------   --------------------

      At July 20, 2001, the directors and officers of the issuer of Capital
Reserve and Government Reserve, as a group, owned less than 1% of the outstanding shares of Capital Reserve and Government Reserve. At July 20, 2001,
the trustees and officers of the issuer of Premium Money Market, as a group, owned less than 1% of the outstanding shares of Premium Money Market.

APPRAISAL RIGHTS

      Shareholders of Capital Reserve and Government Reserve are not entitled to any rights of share appraisal under the funds' respective Articles of
Incorporation, or under the laws of the State of Maryland.

      Shareholders have, however, the right to redeem their Capital Reserve and
Government Reserve fund shares until the reorganization. Thereafter, shareholders may redeem the Premium Money Market shares they received in the reorganization at Premium Money Market's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

      Premium Money Market does not intend to hold annual meetings of shareholders. Shareholders of Premium Money Market have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century Investment Trust will assist in shareholder communications on such matters.

      Capital Reserve and Government Reserve do not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.

                             ADDITIONAL INFORMATION

      Information about Capital Reserve and Government Reserve is incorporated into this document by reference from their Prospectus and Statement of
Additional Information, each dated August 1, 2001, and information about Premium
Money Market is incorporated into this document by reference from its Prospectus and Statement of Additional Information, each dated August 20, 2001.  A copy of the Premium Money Market Prospectus accompanies this document, and a copy of the
Capital Reserve or Government Reserve Prospectus, or the funds' Statements of
Additional Information may be obtained without charge by calling one of our
Investor Services Representatives at 1-800-331-8331.

      Reports and other information filed by Capital Reserve, Government Reserve and Premium Money Market may be inspected and copied at the Public Reference
Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C.
20549, and copies of such materials may be obtained by mail from the Public
Reference Branch, Office of Consumer Affairs and Information Services, Securities
and Exchange Commission, Washington, D.C. 20549, at prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

                                   LITIGATION

      Capital Reserve, Government Reserve and Premium Money Market are not
involved in any litigation or proceeding.

                                 OTHER BUSINESS

      The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the directors' intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

      SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN
IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE
PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED
STATES.

                            MANAGEMENT'S DISCUSSION
                              OF FUND PERFORMANCE
                              PREMIUM MONEY MARKET

      Provided that the reorganization is approved by shareholders, Premium
Money Market will inherit the performance history of Premium Capital Reserve.
Accordingly, the following are excerpts of management's discussion of fund performance from the Annual Report of Premium Capital Reserve dated March 31,
2001. For a complete copy of the Premium Capital Reserve report, please call us at 1-800-331-8331.

                               REPORT HIGHLIGHTS

* Premium Capital Reserve provided better-than-average yields and returns during a volatile year in stocks and the economy.

* Money market yields fell sharply during the last several months of the fiscal year along with stock, economic growth, and interest rates.

* Yields on corporate money market securities fell even further, as companies issued fewer money market instruments, preferring instead to lock in lower long-term borrowing costs.

* With the economy slowing, we concentrated on improving the fund's credit quality.

* Our credit research team deserves recognition for steering us clear of troubled corporate money market issuers, including California's distressed utilities.

* Looking ahead, we think the Federal Reserve is about done cutting interest rates. If we're right, money market yields should stabilize in the coming months.

                            PREMIUM CAPITAL RESERVE
             Total Returns:                  AS OF 3/31/01
             6 Months                           2.99%(1)
             1 Year                             6.18%
             7-Day Current Yield:               4.94%
             Net Assets:                    $526.8 Million
             Inception Date:                    4/1/93
             Ticker Symbol:

             (1) Not annualized.

                               OUR MESSAGE TO YOU

[Photo of James E. Stowers, Jr. and James E. Stowers III]

The fiscal year ended March 31, 2001, saw the economy and financial markets do a remarkable about-face. For much of 2000, the U.S. economy was strong, while interest rates and money market yields rose. But the Federal Reserve cut interest rates dramatically after stocks and economic growth dropped off sharply late last year.

This sharp volatility provides an excellent reminder of the value of portfolio diversification over time. For the last several years, diversification hasn't seemed to pay. And with nearly minute-by-minute analysis available to investors, it's easy to lose sight of the fact that investing is an exercise measured in years, even decades. But historically, investors who take this diversified, long-term approach have been well rewarded for their patience through all types of markets.

And just as we hope our shareholders follow their investing blueprint even in trying times, we continue to stick to our disciplines in all our funds here at
American century. This consistent management approach helped the Premium Capital
Reserve money market fund provide shareholders stability of principal with better-than-average yields and returns last year.

Turning to corporate matters, we're proud to announce that for the second consecutive year, American Century's fund performance reports, like this one, earned the Communications Seal from DALBAR, Inc., an independent financial services research firm. The Seal recognizes communications excellence in the industry.

What's more, American Century made Fortune Magazine's list of the "100 Best
Companies to Work for in American" for the second year in a row. This is important for us because we think it demonstrates our commitment to attract and retain the best people to serve our shareholders. We believe that ultimately our success, and that of our investors, is based on the quality of our "intellectual capital" - the collective wisdom of our investment and service professionals.

As always, we appreciate your continued confidence in American Century.

Sincerely,

James E. Stowers, Jr.                   James E. Stowers III
Chairman of the Board and Founder       Co-Chairman of the Board

                      PERFORMANCE & PORTFOLIO INFORMATION

        AVERAGE ANNUAL RETURNS
                                     6 MONTHS(1)    1 YEAR          3 YEARS         5 YEARS       LIFE OF FUND(2)
TOTAL RETURNS AS OF
MARCH 31, 2001

Premium Capital Reserve                2.99%         6.18%           5.50%           5.40%           5.09%
90-Day Treasury Bill Index             2.74%         5.80%           5.18%           5.17%           4.92%
Average Return
     Money Market Instrument Funds(2)  2.74%         5.68%           5.04%           5.01%           4.76%(3)
Fund's Ranking Among Money Market
     Instrument Funds(3)               --            28 out of 368   28 out of 300   28 out of 257   25 out of 173(3)

The fund's inception date was 4/1/93.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper, Inc., an independent mutual fund ranking service.

(3) Since 4/30/93, the date nearest the fund's inception for which return data are available.

YIELDS AS OF MARCH 31, 2001          PORTFOLIO AT A GLANCE
                                                             3/31/01   3/31/00
7-Day Current Yield    4.94%         Number of Securities      64         54
7-Day Effective Yield  5.07%         Weighted Average
                                       Maturity              70 days    59 days
                                     Expense Ratio            0.45%      0.45%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                 MANAGEMENT Q&A

An interview with Beth Bunnell Hunter, a portfolio manager on the Premium
Capital Reserve fund investment team.

HOW DID PREMIUM CAPITAL RESERVE PERFORM DURING THE FISCAL YEAR ENDED MARCH 31,
2001?

The fund provided shareholders with solid performance and stability of principal during a volatile year in U.S. financial markets. What's more, the fund's average annual returns rank in the top 10% of the money market funds tracked by Lipper Inc. for the one- and three-year periods ended March 31. In addition, Premium Capital Reserve's 7-day effective yield of 5.07% at the end of
March was higher than the 4.54% average effective yield of the Lipper group.

WHAT WERE THE BIGGEST MARKET FACTORS AFFECTING PERFORMANCE?

The fiscal year was a tale of two halves, with economic growth and interest rates rising sharply for much of 2000. But the investing environment changed dramatically later in the year, as stocks and the economy went into a free fall, while the Federal Reserve (the Fed) did an about-face on interest rates beginning in 2001.

WHAT DID THAT MEAN FOR THE FUND'S YIELD?

Unfortunately, those changes caused a big decline in money market yields late last year. With the economy slowing, investors started to push bond and money market yields down, figuring it was only a matter of time before the Fed cut short-term lending rates to kick-start growth.

In addition, many corporations decided to lock in lower borrowing costs by issuing more long-term debt and fewer money market securities. This came at a time when investors were fleeing stocks for the stability of money market funds.
Less supply and more demand for corporate money market securities pushed yields down even further.

HOW DID YOU MANAGE THE FUND IN THAT ENVIRONMENT?

With the economy slowing, we worked on increasing the fund's credit quality.
One way we did that was by focusing on some of the highest-rated corporate money market securities. In addition, we should mention that our team of credit analysts did a good job steering the fund away from money market securities issued by California's distressed utilities.

Another way we enhanced the fund's credit quality was by adding government agency debt. This trade helped performance because yields on government agency securities were relatively attractive as a result of a big increase in agency supply.

WHAT'S YOUR OUTLOOK FOR THE FUND AND MONEY MARKET YIELDS?

We think most of the Fed's rate-cutting cycle is already behind us. As a result, we think money market yields could stabilize in the coming months.
Because of that outlook we'll look to add high-quality one-year securities if their relative values and yields improve later this year.

            PORTFOLIO COMPOSITION BY MATURITY (AS OF MARCH 31, 2001)
                                 1-30 DAYS 39%
                                 31-90 DAYS 40%
                                91-180 DAYS 11%
                             MORE THAN 180 DAYS 10%

          PORTFOLIO COMPOSITION BY MATURITY (AS OF SEPTEMBER 30, 2000)
                                 1-30 DAYS 40%
                                 31-90 DAYS 30%
                                91-180 DAYS 17%
                             MORE THAN 180 DAYS 13%

                    AMERICAN CENTURY PREMIUM RESERVES, INC.
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                       AMERICAN CENTURY INVESTMENT TRUST
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      Statement of Additional Information

2001 Special Meeting of Shareholders of American Century Premium Reserves, Inc.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated _________, 2001 for the Special Meeting of Shareholders to be held on November 16, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy
Statement/Prospectus.

Further information about Premium Money Market is contained in and incorporated herein by reference to its Statement of Additional Information dated August 20,
2001.  As a new fund, Premium Money Market did not have any financial information as of the fiscal year end.

Further information about Premium Capital Reserve and Premium Government
Reserve is contained in and incorporated herein by reference to their Statement of Additional Information dated August 1, 2001. The audited financial statements and related independent accountant's report for Premium Capital Reserve and
Premium Government Reserve contained in their Annual Report dated March 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is ___________________ .

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

The shareholders of Premium Capital Reserve and Premium Government Reserve are
being asked to approve or disapprove an Agreement and Plan of Reorganization
(the "Reorganization Agreement") dated as of ___________, 2001 between American
Century Premium Reserves, Inc. and American Century Investment Trust and the
transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of Premium Capital
Reserve and Premium Government Reserve to Premium Money Market in exchange for full and fractional shares representing interests in Premium Money Market. The shares issued by Premium Money Market will have an aggregate net asset value equal to the aggregate net asset value of the shares of Premium Capital Reserve or Premium Government Reserve that are outstanding immediately before the effective time of the Reorganization.

Following the exchange, Premium Capital Reserve and Premium Government Reserve
will each make a liquidating distribution to their respective shareholders of the Premium Money Market shares received in the exchange. Each shareholder owning shares of Premium Capital Reserve or Premium Government Reserve at the
effective time of the reorganization will receive shares of Premium Money Market of equal value, plus the right to receive any unpaid dividends that were declared before the Effective Time of the Reorganization on the Premium Capital
Reserve or Premium Government Reserve shares exchanged.

The Special Meeting of Shareholders to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on November
16, 2001 at American Century Tower I, 4500 Main Street, Kansas City, Missouri.
For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining

Premium Capital Reserve (Fund 1) / Premium Government Reserve (Fund 2)
Proforma Combined Schedule of Portfolio Investments   March 31, 2001
(Unaudited)
   Proforma                                                                                                    Proforma
   Fund 1        Fund 2       Combined                                           Fund 1         Fund 2         Combined
   Principal    Principal     Principal                                        Amortized      Amortized       Amortized
   Amount        Amount         Amount      Security Description                  Cost           Cost           Cost
------------  -------------   -----------   ----------------------------     --------------  ------------   ------------
COMMERCIAL PAPER(1) - 57.9%
  $4,000,000                  $4,000,000    Abbey National North                $3,998,133                  $3,998,133
                                            America, 5.60%, 4/04/01
   5,000,000                   5,000,000    AEGON Funding Corp.,                 4,991,720                   4,991,720
                                            5.42%, 4/12/01 (Acquired
                                            1/9/01, Cost $4,929,992)(2)
  12,000,000                  12,000,000    Allianz of America Inc.,            11,945,891                  11,945,891
                                            4.82%-5.34%, 4/19/01-5/18/01
                                            (Acquired 2/14/01-3/16/01, Cost
                                            $11,892,331)(2)
  13,500,000                  13,500,000    American Family Financial           13,287,549                  13,287,549
                                            Services, 4.84%-5.34%,
                                            6/1/01-8/17/01
   5,000,000                   5,000,000    Banco Brasesco SA, Grand             4,959,875                   4,959,875
                                            Cayman Branch, 6.42%,
                                            5/16/01
  24,726,000                  24,726,000    Black Forest Funding,               24,705,701                  24,705,701
                                            5.24%-5.32%, 4/2/01-4/16/01
                                            (Acquired 3/2/01-3/14/01, Cost
                                            $24,615,781)(2)
  10,000,000                  10,000,000    Citicorp, 5.06%, 5/14/01             9,939,561                   9,939,561
  15,000,000                  15,000,000    Corporate Receivables               14,956,782                  14,956,782
                                            Corp., 4.97%-6.17%, 4/5/01-5/23/01
                                            (Acquired 1/2/01-3/5/01, Cost
                                            $14,807,176)(2)
  20,000,000                  20,000,000    Credit Suisse First Boston          19,749,348                  19,749,348
                                            Inc., 4.91%-5.09%, 6/13/01-
                                            7/16/01 (Acquired 2/1/01-3/12/01,
                                            Cost $19,654,712)(2)
  11,000,000                  11,000,000    Dakota Certificates                 10,928,154                  10,928,154
                                            (Citibank), 5.02%-5.25%, 4/6/01-
                                            5/22/01 (Acquired 2/28/01-3/2/01,
                                            Cost $10,881,654)(2)
   3,000,000                   3,000,000    Demir Funding Corp.,                 2,995,154                   2,995,154
                                            6.46%, 4/10/01
   4,500,000                   4,500,000    Diageo plc, 4.97%-5.20%,             4,470,299                   4,470,299
                                            5/8/01-6/6/01 (Acquired 2/13/01-
                                            3/1/01, Cost 4,443,513)(2)
  20,000,000                  20,000,000    Emerald Certificates,               19,869,804                  19,869,804
                                            5.00%-5.38%, 5/1/01-6/4/01
                                            (Acquired 2/1/01-3/2/01, Cost
                                            $19,743,638)(2)
  16,500,000                  16,500,000    Falcon Asset Securities             16,413,154                  16,413,154
                                            Corp., 4.85%-5.30%, 4/3/01-
                                            6/15/01 (Acquired 3/5/01-
                                            3/29/01, Cost $16,381,198)(2)
  13,000,000                  13,000,000    Fortis Funding LLC, 6.44%,          12,979,071                  12,979,071
                                            4/10/01 (Acquired 10/10/00,
                                            Cost $12,579,074)(2)
   6,900,000                   6,900,000    General Electric Capital             6,889,842                   6,889,842
                                            Corp., 5.05%-5.15%, 4/3/01-
                                            4/18/01
   4,500,000                   4,500,000    GMAC Mortgage Corp.,                 4,499,339                   4,499,339
                                            5.29%, 4/02/01
   3,000,000                   3,000,000    Halogen Capital Co.,                 2,994,848                   2,994,848
                                            5.62%, 4/12/01 (Acquired
                                            1/17/01, Cost $2,960,192)(2)
  25,000,000                  25,000,000    Morgan Stanley Dean                 24,884,681                  24,884,681
                                            Witter & Co., 4.70%-6.05%,
                                            4/9/01-6/28/01
  16,000,000                  16,000,000    Newcastle Certificates,             15,915,277                  15,915,277
                                            5.06%-5.30%, 5/02/01-5/15/01
                                            (Acquired 2/12/01-3/30/01, Cost
                                            $15,855,877)(2)
  17,000,000                  17,000,000    Old Line Funding Corp.,             16,957,214                  16,957,214
                                            4.96%-5.05%, 4/4/01-5/11/01
                                            (Acquired 3/26/01-3/27/01, Cost
                                            $16,943,975)(2)
  14,500,000                  14,500,000    Receivables Capital Corp.,          14,394,424                  14,394,424
                                            4.98%-5.22%, 4/5/01-7/27/01
                                            (Acquired 1/5/01-3/28/01, Cost
                                            $14,322,009)(2)
  10,000,000                  10,000,000    Rio Tinto America Inc.,              9,899,911                   9,899,911
                                            4.70%-4.93%, 6/08/01-6/22/01
                                            (Acquired 3/5/01-3/21/01, Cost
                                            $9,874,243)(2)
   4,000,000                   4,000,000    Royal Bank of Canada,                3,941,150                   3,941,150
                                            5.35%, 7/09/01
  10,000,000                  10,000,000    Spintab-Swedmortgage AB,             9,906,331                   9,906,331
                                            4.90%-5.17%, 6/6/01-6/8/01
  20,500,000                  20,500,000    Tannehill Capital Company           20,414,788                  20,414,788
                                            LLC, 4.77%-5.53%, 4/9/01-
                                            6/15/01 (Acquired 1/11/01-3/19/01
                                            Cost $20,245,974)(2)
  10,000,000                  10,000,000    UBS Finance Holdings,                9,921,383                   9,921,383
                                            5.34%, 5/24/01
   5,000,000                   5,000,000    Verizon Network Funding,             4,991,872                   4,991,872
                                            5.32%, 4/12/01
  15,000,000                  15,000,000    WCP Funding Inc., 4.69%-            14,922,562                  14,922,562
                                            5.40%, 4/6/01-6/22/01 (Acquired
                                            1/30/01-3/21/01, Cost
                                            $14,850,164)(2)
  23,943,000                  23,943,000    Windmill Funding Corp.,             23,840,317                  23,840,317
                                            4.81%-5.34%, 4/16/01-6/6/01
                                            (Acquired 2/15/01-3/19/01, Cost
                                            $23,731,442)(2)                   -------------                ------------

Total COMMERCIAL PAPER                                                         360,564,135                 360,564,135
                                                                             -------------                 ------------
U.S. GOVERNMENT AGENCY SECURITIES - 15.5%
                2,000,000      2,000,000    FFCB, 5.125%, 4/02/01                              1,999,990     1,999,990
   4,000,000    2,000,000      6,000,000    FHLB , 5.050%, 2/05/02               4,001,090     2,000,724     6,001,814
                2,000,000      2,000,000    FHLB , 6.750%, 2/15/02                             2,025,205     2,025,205
     250,000                     250,000    FHLB, 4.98%, 11/23/01                  249,462                     249,462
   7,000,000    3,000,000     10,000,000    FHLB, 5.500%, 8/13/01                7,014,539     3,008,752    10,023,291
     900,000                     900,000    FHLB, 6.35%, 10/26/01                  905,107                     905,107
                5,000,000      5,000,000    FHLB, VRN, 4.800%,                                 4,999,825     4,999,825
                                            4/04/01,  resets weekly off
                                            the 3-month T-Bill rate plus
                                            0.49% with no caps
   2,000,000    2,000,000      4,000,000    FHLMC, 5.000%, 11/9/01               1,988,413     1,988,413     3,976,826
                3,000,000      3,000,000    FHLMC, 5.400%, 4/12/01                             2,999,691     2,999,691
   5,000,000                   5,000,000    FNMA, 5.25%, 2/21/02                 5,000,000                   5,000,000
                1,065,000      1,065,000    FNMA, 5.300%, 5/17/01                              1,063,359     1,063,359
   5,000,000    6,000,000     11,000,000    FNMA, 5.400%, 1/18/02                5,000,000     6,005,279    11,005,279
                2,000,000      2,000,000    FNMA, 6.375%, 12/21/01                             2,006,976     2,006,976
                2,000,000      2,000,000    FNMA, 7.250%, 5/25/01                              2,000,000     2,000,000
                5,000,000      5,000,000    SLMA MTN, VRN, 4.740%,                             4,998,274     4,998,274
                                            4/03/01, resets weekly off
                                            the 3-month T-Bill rate plus
                                            0.43% with no caps
                5,000,000      5,000,000    SLMA MTN, VRN, 4.740%,                             5,000,000     5,000,000
                                            4/03/01, resets weekly off
                                            the 3-month T-Bill rate plus
                                            0.43% with no caps
                4,000,000      4,000,000    SLMA MTN, VRN, 6.170%,                             4,000,000     4,000,000
                                            4/03/01, resets weekly off
                                            the 3-month T-Bill rate plus
                                            0.28% with a floor of 6.17%
                                            and no caps
                5,000,000      5,000,000    SLMA MTN, VRN, 4.800%,                             5,001,525     5,001,525
                                            4/03/01, resets weekly off
                                            the 3-month T-Bill rate plus
                                            0.49% with no caps
   15,000,000   3,000,000     18,000,000    SLMA MTN, VRN, 5.890%,              15,000,000     3,000,000    18,000,000
                                            4/03/01, resets weekly off
                                            the 3-month T-Bill rate with a
                                            floor of 5.89% and no caps
                5,000,000      5,000,000    SLMA, VRN, 6.300%,                                 5,000,000     5,000,000
                                            4/03/01, resets weekly off
                                            the 3-month T-Bill rate plus
                                            0.41% with a floor of 6.30%
                                            and no caps                      -------------  -------------  ------------
Total U.S. GOVERNMENT AGENCY SECURITIES                                         39,158,611    57,098,013    96,256,624
                                                                             -------------  -------------  ------------

CORPORATE BONDS - 7.4%

   10,000,000                 10,000,000    Bayer Corp., 4.75%,                  9,997,203                   9,997,203
                                            3/19/02
    5,000,000                  5,000,000    Eli Lilly & Co., 4.70%,              5,000,000                   5,000,000
                                            3/22/02
   10,140,000                 10,140,000    General Motors Acceptance           10,205,484                  10,205,484
                                            Corp., 6.375%, 9/28/01-12/1/01
   1,900,000                   1,900,000    General Motors Acceptance            1,899,773                   1,899,773
                                            Corp., VRN, 5.67%,
                                            4/23/01, resets quarterly
                                            off the 3-month LIBOR plus
                                            0.02% with no caps
   3,000,000                   3,000,000    Jackson National Life                3,000,000                   3,000,000
                                            Insurance Co., VRN, 5.41%,
                                            4/09/01, resets monthly
                                            off the 1-month LIBOR plus
                                            0.15% with no caps
                                            (Acquired 6/9/00, Cost
                                            $3,000,000)(2)
   5,000,000                   5,000,000    Transamerica Asset                   5,000,000                   5,000,000
                                            Funding Corp., VRN, 5.64%,
                                            5/01/01, resets quarterly
                                            off the 3-month LIBOR plus
                                            0.11% with no caps
                                            (Acquired 11/9/99, Cost
                                            $5,000,000)(2)
   6,000,000                   6,000,000    Travelers Insurance                  6,000,000                   6,000,000
                                            Company (The), VRN,
                                            5.09%, 4/23/01, resets
                                            monthly off the 1-month
                                            LIBOR plus 0.03% with no
                                            caps (Acquired 5/22/00,
                                            Cost $6,000,000)(2)
   5,000,000                   5,000,000    U.S. Bank NA Minnesota,              5,001,275                   5,001,275
                                            VRN, 5.05%, 4/18/01,
                                            resets monthly off the
                                            1-month LIBOR plus 0.07%
                                            with no caps                     -------------  -------------  ------------

Total CORPORATE BONDS                                                           46,103,735                  46,103,735
                                                                             -------------  -------------  ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) - 7.4%
   5,000,000                   5,000,000    FFCB Discount Notes,                 4,784,231                   4,784,231
                                            4.49%, 3/13/02
                3,000,000      3,000,000    FHLMC Discount Notes,                              2,909,545     2,909,545
                                            4.740%, 11/16/01
                1,500,000      1,500,000    FNMA Discount Notes,                               1,448,284     1,448,284
                                            4.580%, 12/28/01
               36,700,000     36,700,000    SLMA Discount Notes,                              36,694,770    36,694,770
                                            5.130%, 4/02/01
                                                                             -------------  -------------  ------------
Total U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                      4,784,231    41,052,599    45,836,830
                                                                             -------------  -------------  ------------

CERTIFICATES OF DEPOSIT - 6.9%
   5,000,000                   5,000,000    Abbey National Treasury              5,000,059                   5,000,059
                                            Services PLC, 7.33%,
                                            5/16/01
   5,000,000                   5,000,000    Bayerische Landesbank                4,999,999                   4,999,999
                                            Girozentrale (New York),
                                            6.33%, 6/11/01
   5,000,000                   5,000,000    Canadia Imperial Bank of             5,000,000                   5,000,000
                                            Commerce, 4.78%, 6/18/01
   5,000,000                   5,000,000    Commerzbank AG, 5.76%,               5,000,043                   5,000,043
                                            4/09/01
   3,000,000                   3,000,000    National Westminster Bank            2,999,997                   2,999,997
                                            PLC (New York), 6.87%,
                                            4/03/01
   5,000,000                   5,000,000    Rabobank Nederland                   4,999,215                   4,999,215
                                            NV/NY, 5.27%, 1/14/02
  10,000,000                  10,000,000    UBS AG, 6.89%-6.97%,                 9,998,946                   9,998,946
                                            8/2/01-8/20/01
   5,000,000                   5,000,000    Westdeutsche                         5,000,000                   5,000,000
                                            Landesbank, 7.10%, 5/03/01       -------------                 ------------

Total CERTIFICATES OF DEPOSIT                                                   42,998,259                  42,998,259
                                                                             -------------                 ------------

MUNICIPAL SECURITIES - 3.5%
   2,600,000                   2,600,000    California Infrastructure &          2,600,000                   2,600,000
                                            Economic Development
                                            Bank Industrial Rev., Series
                                            2000 B, (Bonny Doon),
                                            VRDN, 5.20%, 4/05/01
   3,000,000                   3,000,000    Casa Grande Arizona Industrial       3,000,000                   3,000,000
                                            Development Auth. Rev.,
                                            Series 2000 B, (Aztec Pulp),
                                            VRDN, 5.18%, 4/05/01
   5,105,000                   5,105,000    Cook County Illinois Industrial      5,105,000                   5,105,000
                                            Development Rev., Series
                                            1999 B, (Devorahco LLC),
                                            VRDN, 5.16%, 4/05/01
                                            (Acquired 3/23/01, Cost
                                            $5,105,000)(2)
   8,000,000                   8,000,000    Riverside County California, VRDN,   8,000,000                   8,000,000
                                            5.20%, 4/04/01
   3,120,000                   3,120,000    Washington State Housing             3,120,000                   3,120,000
                                            Finance Commission, Series
                                            1997 B, (Glenbrooke
                                            Apartments), VRDN, 5.15%,
                                            4/05/01                          -------------                 ------------
Total MUNICIPAL SECURITIES                                                      21,825,000                  21,825,000
                                                                             -------------                 ------------

ASSET-BACKED SECURITIES(3) - 0.8%
     142,455                     142,455    Associates Automobile                  142,455                     142,455
                                            Receivables Trust, Series
                                            2000-1, Class A1 SEQ,
                                            6.85%, 6/15/01
      70,075                      70,075    Household Automotive                    70,075                      70,075
                                            Trust, Series 2000-2, Class
                                            A1 SEQ, 6.81%, 7/16/01
   5,000,000                   5,000,000    Household Automotive                 4,999,393                   4,999,393
                                            Trust, Series 2001-1, Class
                                            A1 SEQ, 4.99%, 3/18/02           -------------                 ------------
Total ASSET-BACKED SECURITIES                                                    5,211,923                   5,211,923
                                                                             -------------                 ------------

BANK NOTES - 0.6%
   4,000,000                   4,000,000    Bank of America N.A.,                4,000,000                   4,000,000
                                            7.20%, 5/04/01                   -------------                  ------------

Total BANK NOTES                                                                 4,000,000                   4,000,000
                                                                             -------------                 ------------

Total Investment Securities - 100.0%                                          $524,645,894   $98,150,612   $622,796,506
                                                                             =============  =============  ============

Percentages indicated are based on combined investment securities of $622,796,506.
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
LIBOR = London Interbank Offered Rate
MTN = Medium Term Note
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective March 31, 2001.
VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average  portfolio maturity. Rate shown is effective March 31, 2001.
(1)  The rates for commercial paper and discount notes are the yield to maturity at purchase.
(2)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2001, was $279,454,265, which represented 44.7% of combined net assets.
     Restricted securities considered illiquid represent 2.2% of combined net assets.
(3)  Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average maturity.

See notes to financial statements.

Premium Capital Reserve
Premium Government Reserve

Pro Forma Combining Statement of Assets and Liabilities

MARCH 31, 2001 (UNAUDITED)
                                                  PREMIUM            PREMIUM                        Pro Forma
                                                  CAPITAL            GOVERNMENT                     Combined
                                                  RESERVE            RESERVE       Adjustments      (Note 1)

ASSETS

Investment securities, at value (amortized cost
   and cost for federal income tax purposes)        $524,645,894     $98,150,612   $        -       $622,796,506
Interest receivable                                    2,867,757         647,515            -          3,515,272
Prepaid portfolio insurance                               39,856              -         9,051 (a)         48,907
                                                  ---------------  --------------- --------------- ---------------
                                                     527,553,507      98,798,127        9,051        626,360,685
                                                  ---------------  --------------- --------------- ---------------

LIABILITIES
Disbursements in excess of demand deposit cash           561,274        539,108             -          1,100,382
Accrued management fees                                  197,811         36,516             -            234,327
Payable for directors' fees and expenses                     401             74             -               475
Accrued expenses and other liabilities                        -               -         9,051 (a)         9,051
                                                  ---------------  --------------- --------------- ---------------
                                                         759,486        575,698         9,051          1,344,235
                                                  ---------------  --------------- --------------- ---------------

Net Assets                                           $526,794,021    $98,222,429           $0       $625,016,450
                                                  ===============  =============== =============== ===============

CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                          1,000,000,000  1,000,000,000            -      2,000,000,000
                                                  ===============  =============== =============== ===============
Outstanding                                           526,790,454     98,209,443            -        624,999,897
                                                  ===============  =============== =============== ===============

Net Asset Value Per Share                                  $1.00          $1.00             -             $1.00
                                                  ===============  =============== =============== ===============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)              $526,790,454    $98,209,443            -       $624,999,897
Accumulated undistributed net realized
   gain on investment transactions                         3,567          12,986            -            16,553
                                                  ---------------  --------------- --------------- ---------------
                                                     $526,794,021    $98,222,429           $0       $625,016,450
                                                  ===============  =============== =============== ===============

(a) Adjustment for portfolio insurance that will apply to the combined assets. This represents 10 months of prepaid portfolio insurance based on the effective date of the portfolio insurance of February 1, 2001 and statement date of March 31, 2001.

Premium Capital Reserve
Premium Government Reserve

Pro Forma Combining Statement of Assets and Liabilities

YEAR ENDED MARCH 31, 2001 (UNAUDITED)
                                              PREMIUM         PREMIUM                          Pro Forma
                                              CAPITAL         GOVERNMENT                       Combined
                                              RESERVE         RESERVE        Adjustments       (Note 1)
INVESTMENT INCOME
Income:
Interest                                      $26,691,307     $5,959,187          $ -          $32,650,494
                                             ------------   ------------  ------------        ------------
Expenses:
Management fees                                 1,860,437       424,151             -            2,284,588
Directors' fees and expenses                        2,535           564             -                3,099
Portfolio insurance and other expenses              7,684            -           1,579 (a)           9,263
                                             ------------   ------------  ------------        ------------
                                                1,870,656       424,715          1,579           2,287,687
                                             ------------   ------------  ------------        ------------
Net investment income                          24,820,651     5,534,472         (1,579)         30,362,807
                                             ------------   ------------  ------------        ------------
Net realized gain (loss) on investments            3,579         15,680             -               19,259
                                             ------------   ------------  ------------        ------------
Net Increase in Net Assets
Resulting from Operations                     $24,824,230    $5,550,152        ($1,579)         $30,382,066
                                             ============   ============  ============        ============

(a) Adjustment for portfolio insurance applied to the
combined assets. This represents amortization since
the effective date of the portfolio insurance on
Feburary 1, 2001.

Notes to Pro Forma Financial Statements (unaudited)

1.  BASIS OF COMBINATION-The unaudited Pro Forma Combining Schedule of
    Investments, Pro Forma Combining Statement of Assets and Liabilities
    and Pro Forma Combining Statement of Operations reflect the accounts of
    Premium Government Reserve and Premium Capital Reserve at and for the year ended March 31, 2001.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, Premium
     Government Reserve, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, Premium
     Capital Reserve.  The funds are being reorganized as funds issued by
     American Century Investment Trust in the name of the Premium Money
     Market Fund.

     In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated.  The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.  Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

     The Pro Forma Combining Schedule of Investments, Statement of Assets
     and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2.  PORTFOLIO VALUATION-Securities are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

3.  CAPITAL SHARES-The pro forma net asset value per share assumes the issuance of shares of the surviving financial fund that would have been issued at March 31, 2001, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving financial fund, as of March 31, 2001, divided by the net asset value per share of the shares of the surviving financial fund as of March 31, 2001.  The pro forma total number of shares outstanding for the combined fund consists of the following at March 31, 2001:

                                                            Additional Shares
    Combined       Total Outstanding      Shares of          Assumed Issued
      Fund              Shares          Surviving Fund      in Reorganization
-----------------  -----------------    --------------     -------------------
Premium
Money Market          624,999,897         526,790,454            98,209,443

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 15.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust,
          incorporated herein by reference to Exhibit 1 to the Registration
          Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of
          Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
          Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of the Registrant's Amended and
          Restated Bylaws, dated March 9, 1998, appearing as Exhibit b2 to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of
          indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (1)  (a) Amended and Restated Declaration of Trust, restated March 1, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to
          Post-Effective Amendment No. 7 to the Registration Statement on April
          1, 1999, File No. 33-65170).

          (b) Amendment No. 1 to the Declaration of Trust dated March 6, 2001
          (filed electronically as Exhibit a2 to Post-Effective Amendment No. 12
          to the Registration Statement on April 19, 2001, File No. 33-65170).

          (c) Amendment No. 2 to the Declaration of Trust (to be filed by amendment).

     (2)  Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

     (3)  Not applicable.

     (4)  Agreement and Plan of Reorganization is included herein.

     (5)  Not applicable.

     (6)  (a) Investor Class Management Agreement between American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of
          American Century Government Income Trust on July 31, 1997, File No.
          2-99222).

          (b) Amendment to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated March 31, 1998 (filed electronically as
          Exhibit 5b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

          (c) Amendment to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated July 1, 1998 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (d) Amendment No. 1 to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated September 16, 2000 (filed electronically as
          Exhibit d4 to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. (to be filed by amendment).

          (f) Advisor Class Management Agreement between American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 9 to the
          Registration Statement of the Registrant on June 30, 1999, File No.
          33-65170).

          (g) Amendment No. 1 to the Advisor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. (filed electronically as Exhibit d6 to Post-Effective
          Amendment No. 36 to the Registration Statement of American Century
          Target Maturities Trust on April 18, 2001, File No. 2-94608).

          (h) Amendment No. 2 to the Advisor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. dated August 1, 2001 (to be filed by amendment).

          (i) C Class Management Agreement between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (j) Amendment No. 1 to the C Class Management Agreement between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc. dated August 1, 2001 (to be filed by amendment).

          (k) Institutional Class Management Agreement between American Century
          Quantitative Equity Funds and American Century Investment Management,
          Inc., dated August 1, 1997 (filed electronically as an exhibit to
          Post-Effective Amendment No. 20 to the Registration Statement of
          American Century Quantitative Equity Funds on August 29, 1997, File
          No. 33-19589).

          (l) Amendment to Institutional Class Management Agreement between
          American Century Quantitative Equity Funds and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 27 to the Registration
          Statement of American Century Quantitative Equity Funds on April 27,
          2000, File No. 33-19589).

          (m) Amendment No. 1 to the Institutional Class Management Agreement
          between American Century Quantitative Equity Funds, American Century
          Investment Trust and American Century Investment Management, Inc.
          dated August 1, 2001 (to be filed by amendment).

     (7)  (a) Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc., on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc. (to be filed by amendment).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc. (to be filed by amendment).

     (8)  Not applicable.

     (9)  (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit B8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          1997, File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit B8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the American Century Government Income Trust on February
          7, 1997, File No. 2-99222).

          (c) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc., on January 9, 2001, File No. 333-46922).

     (10) (a) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Fund, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class) dated August 1, 1997, (filed electronically as Exhibit
          m1 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust, filed on January 31, 2000,
          File No. 2-94608).

          (b) Amendment to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 32 to the Registration
          Statement of American Century Target Maturities Trust, filed on
          January 31, 2000, File No. 2-94608).

          (c) Amendment No. 2 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) (to be filed by amendment).

          (d) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class) dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Municipal Trust, American Century
          Target Maturities Trust and American Century Quantitative Equity Funds
          (C Class) dated August 1, 2001 (to be filed by amendment).

          (f) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (g) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (to be filed by amendment).

     (11) Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 7 to the Registration Statement of the Registrant on May
          7, 1999, File No. 33-65170).

     (12) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders is included herein.

     (13) (a) Transfer Agency Agreement between American Century Investment
          Trust and American Century Services Corporation, dated August 1, 1997
          (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Government Income
          Trust on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated March 9, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation
          dated August 1, 2001 (to be filed by amendment).

          (f) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (14) (a) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit b11 to Post-Effective Amendment No. 5 to the
          Registration Statement of the Registrant on June 27, 1997, File No.
          33-65170).

     (15) Not applicable.

     (16) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 11 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 33-65170).

     (17) (a) Form of proxy is filed herein.

          (b) Premium Money Market Prospectus dated August 8, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the
          Registration Statement of the Registrant on May 25, 2001, File No.
          33-65170).

          (c) Statement of Additional Information dated August 8, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the
          Registration Statement of the Registrant on May 25, 2001, File No.
          33-65170).

          (d) Premium Capital Reserve and Premium Government Reserve Prospectus
          dated August 1, 2001 (filed electronically as part of Post-Effective
          Amendment No. 12 to the Registration Statement of American Century
          Premium Reserves, Inc. on July 31, 2001, File No. 33-57430).

          (e) Statement of Additional Information dated August 1, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the
          Registration Statement of American Century Premium Reserves, Inc. on
          July 31, 2001, File No. 33-57430).

          (f) Premium Capital Reserve and Premium Government Reserve Annual
          Report (filed electronically on May 31, 2001).

Item 17.  Undertakings.
Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the
29th day of June, 2001.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, has been signed below by the following persons in the capacities and on the dates indicated.

*William M. Lyons                    President and            June 29, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   June 29, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             June 29, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 June 29, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 June 29, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 June 29, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 June 29, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 June 29, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).